LONG-TERM LOANS	12 Months Ended
Dec. 31, 2012
LONG-TERM LOANS [Abstract]
LONG-TERM LOANS
NOTE 10:-	LONG-TERM LOANS

a.	Long-term loans are classified as follows:

	Weighted average interest
	December 31,		December 31,
	2011	2012	2011	2012
	%
Currency:

U.S. Dollar	1.72	1.56	$7,135	$2,431
Australian Dollar	5.90	4.65	8,357	2,843
Canadian Dollar	2.47	2.35	662	226
NIS	4.45	-	1,792	-

Total long-term loans			17,946	5,500
Less-current maturities			12,541	5,500

			$5,405	$-

c.	Financial covenants:

As security for various bank liabilities, the Company undertook to comply with certain financial ratios.

As of December 31, 2011 and 2012, the Company was in compliance with all financial covenants.